Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)	Sep. 30, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,459,863	$ 442,489
Accounts and grants receivable	249,383	838,502
Prepaid and other receivables	84,677	121,603
Total current assets	1,793,923	1,402,594
Non-Current Assets
Property and equipment	27,171	35,215
Right-of-use assets	446,773	514,181
TOTAL ASSETS	2,267,867	1,951,990
Current Liabilities
Accounts payable	74,564	226,001
Accrued liabilities	127,366	191,993
Contract liability	174,457	192,958
Lease obligation	19,344	75,116
Total current liabilities	395,731	686,068
Non-Current Liabilities
Loan payable	30,000
Lease obligation	499,646	499,646
TOTAL LIABILITIES	925,377	1,185,714
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,069,087	4,049,032
Accumulated other comprehensive income	(264,638)	(319,994)
Deficit	(24,376,681)	(24,877,484)
TOTAL EQUITY	1,342,490	766,276
TOTAL EQUITY AND LIABILITIES	$ 2,267,867	$ 1,951,990